ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES

6 - ACCRUED EXPENSES

The Company’s accrued expenses consist of the following as of:

	September 30,	December 31,
	2016	2015
Accrued wages and benefits	$287,662	$447,769
Accrued professional fees	154,887	213,475
Accrued other	42,900	53,140
Total accrued expenses	$485,449	$714,384

6 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The Company’s accrued expenses and other current liabilities consist of the following:

	December 31,
	2015	2014
Wages and benefits	$447,769	$88,700
Accrued professional fees	213,475	125,751
Accrued other	53,140	2,690
Total accrued expenses and other current liabilities	$714,384	$217,141